Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 17, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	PHARMOS CORP
Entity Central Index Key	0000713275
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		60,023,612
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 3,083,101
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 1,535,137	$ 3,139,347
Prepaid expenses and other current assets	122,417	46,833
Total current assets	1,657,554	3,186,180
Fixed assets, net	4,493	5,613
Total assets	1,662,047	3,191,793
Liabilities and Shareholders' Equity
Accounts payable	262,067	67,199
Accrued expenses	98,833	103,913
Convertible debenture	1,000,000
Total current liabilities	1,360,900	171,112
Convertible debenture		1,000,000
Total liabilities	1,360,900	1,171,112
Shareholders' Equity
Preferred stock, $.03 par value, 1,250,000 shares authorized, none issued and outstanding
Common stock, $.03 par value; 120,000,000 shares authorized, 59,879,391 and 59,585,273 issued in 2011 and 2010, respectively	1,796,382	1,787,558
Paid-in capital in excess of par	211,838,004	211,587,386
Accumulated deficit	(213,332,813)	(211,353,837)
Treasury stock, at cost, 2,838 shares	(426)	(426)
Total shareholders' equity	301,147	2,020,681
Total liabilities and shareholders' equity	$ 1,662,047	$ 3,191,793

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.03	$ 0.03
Preferred stock, authorized	1,250,000	1,250,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.03	$ 0.03
Common stock, authorized	120,000,000	120,000,000
Common stock, issued	59,879,391	59,585,273
Treasury stock, shares	2,838	2,838

Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Expenses
Research and development	$ 870,592	$ 497,935
Grants		(244,479)
Research and development, net of grants	870,592	253,456
General and administrative	1,005,548	1,187,335
Depreciation and amortization	2,720	1,551
Total operating expenses	1,878,860	1,442,342
Loss from operations	(1,878,860)	(1,442,342)
Other income (expense)
Interest income	253	1,520
Interest expense	(102,789)	(110,744)
Other income (expense)	2,420	5,822
Other expense, net	(100,116)	(103,402)
Net loss	$ (1,978,976)	$ (1,545,744)
Net loss per share
- basic and diluted	$ (0.03)	$ (0.03)
Weighted average shares outstanding
- basic and diluted	59,195,445	58,529,204

Consolidated Statements Of Changes In Shareholders' Equity (USD $)	Common Stock [Member]	Paid-In Capital In Excess of Par [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 1,778,735	$ 211,301,675	$ (209,808,093)	$ (426)	$ 3,271,891
Balance, shares at Dec. 31, 2009	59,291,154			2,838
Stock and option issuance for compensation		194,534			194,534
Issuance of Common Stock for Debenture Interest payment	8,823	91,177			100,000
Issuance of Common Stock for Debenture Interest payment, shares	294,119
Net Loss			(1,545,744)		(1,545,744)
Balance at Dec. 31, 2010	1,787,558	211,587,386	(211,353,837)	(426)	2,020,681
Balance, shares at Dec. 31, 2010	59,585,273			2,838
Stock and option issuance for compensation		159,442			159,442
Issuance of Common Stock for Debenture Interest payment	8,824	91,176			100,000
Issuance of Common Stock for Debenture Interest payment, shares	294,118
Net Loss			(1,978,976)		(1,978,976)
Balance at Dec. 31, 2011	$ 1,796,382	$ 211,838,004	$ (213,332,813)	$ (426)	$ 301,147
Balance, shares at Dec. 31, 2011	59,879,391			2,838

Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (1,978,976)	$ (1,545,744)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,720	1,551
Amortization of deferred financing fees	2,789	10,745
Share-based compensation	159,442	194,534
Debenture interest paid in common stock	100,000	100,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(78,373)	579
Accounts payable	194,868	(6,518)
Accrued expenses	(5,080)	(44,501)
Accrued wages and other compensation		(195,000)
Net cash used in operating activities	(1,602,610)	(1,484,354)
Cash flows from investing activities
Purchases of fixed assets	(1,600)	(5,785)
Net cash used in investing activities	(1,600)	(5,785)
Net decrease in cash and cash equivalents	(1,604,210)	(1,490,139)
Cash and cash equivalents at beginning of year	3,139,347	4,629,486
Cash and cash equivalents at end of year	1,535,137	3,139,347
Supplemental disclosure of non-cash investing and financing activities:
Common shares issued for debenture interest	$ 100,000	$ 100,000

The Company	12 Months Ended
Dec. 31, 2011
The Company [Abstract]
The Company

1. The Company

Pharmos Corporation (the Company or Pharmos) is a biopharmaceutical company that discovers and develops novel therapeutics to treat a range of diseases of the nervous system, including disorders of the brain-gut axis (e.g., Irritable Bowel Syndrome), with a focus on pain/inflammation, and autoimmune disorders.

Pharmos owns the rights to both R and S Tofisopam through two US issued composition of matter patents. These are the two enantiomers of racemic tofisopam that has been used safely outside the United States for over 30 years. Dextofisopam is the R enantiomer and is being developed for the treatment of irritable bowel syndrome (IBS) and as described below has completed clinical testing through Phase 2b. It is a large unmet medical need but Pharmos does not have the financial resources to fund the next trial and therefore seeks a pharmaceutical company as a partner.

Levotofisopam is the S-enantiomer of the racemic mixture RS-tofisopam, a well-tolerated, effective, non-sedating agent used outside the United States for the treatment of a variety of disorders associated with stress or autonomic instability. During the quarter, the Company completed a non-human primate toxicology study to confirm the planned starting dose in the upcoming human trial in Gout patients using Levotofisopam. Two ex-US Phase 1 clinical studies were completed by Vela Pharmaceuticals (merged with Pharmos in October 2006). In these studies, conducted in healthy volunteers in the United Kingdom and The Netherlands, Levotofisopam treatment was generally well tolerated and was associated with a large and rapid reduction in mean uric acid values.

In March 2011, the Company submitted an Investigational New Drug (IND) application to the FDA and received clearance to conduct human clinical trials, subject to first confirming the safety of the dose planned to be used in the proof-of-concept study in Gout patients in 2012. To confirm the safety of the planned dose, the Company conducted and successfully completed a non-human primate toxicology study. The Company has initiated a proof-of-concept clinical trial in the US in Gout patients using Levotofisopam at the Duke Clinical Research Unit of Duke University. On January 10, 2012, the Company announced that the first patients were dosed.

While the Company has limited cash resources and is unable to fund the next development trial for Dextofisopam, it does have sufficient cash to complete the planned US based clinical proof-of-concept trial using Levotofisopam in Gout patients. This will be a small trial that the Company expects to be able to fund with its current cash resources based upon current estimates. The Company's strategic plan is to partner with a pharmaceutical company upon successful completion of the proof-of-concept clinical trial.

Pharmos' most advanced compound is Dextofisopam, which has completed a Phase 2a double-blind, placebo-controlled trial with patients having diarrhea-predominant or alternating IBS with positive effect on primary efficacy endpoint (n1, p=0.033). In this study, Dextofisopam was well-tolerated and demonstrated significant improvement over placebo, suggesting that Dextofisopam has the potential to become a novel first line treatment for IBS. Pharmos initiated a Phase 2b trial in February 2007 and in June 2007 the Company announced patient screening had commenced. Dextofisopam is the R-enantiomer of racemic tofisopam, a molecule marketed and used safely outside the United States for over three decades for multiple indications including IBS. Unlike the two 5-HT3 or 5-HT4 IBS therapies recently introduced into the market, and subsequently withdrawn because of safety concerns, Dextofisopam's novel non-serotonergic activity offers a unique and innovative approach to IBS treatment.

The results of a Phase 2b study were announced in September 2009. The primary endpoint of overall adequate relief was not met due to a high placebo response, but drug activity was observed in all drug cohorts, especially the 200 mg dose. The Company now is seeking a pharmaceutical partner with clinical, scientific and financial capabilities to further develop Dextofisopam.

In research efforts over the past decade, the Company has developed a significant expertise in cannabinoid biology and chemistry, and has generated significant know-how and an intellectual property estate pertaining to multiple areas of cannabinoid biology. The Company closed its operations in Israel effective October 31, 2008. No further development work has been performed on the cannabinoid assets and the focus is to partner or sell these assets. The Company continues to seek, sell or license other CB2 assets, including Cannabinor which was the only CB2 asset to enter human clinical trials.

The Company has explored the concept of a merger or reverse merger with another life science company in order to build greater pipeline critical mass. Several possible candidates were recently examined but were not pursued after preliminary scientific diligence. Suitable opportunities continue to be evaluated.

The Company has executive offices in Iselin, New Jersey. The Company's operations in Israel were closed effective October 31, 2008.

Liquidity, Business Risks And Ability To Continue As A Going Concern	12 Months Ended
Dec. 31, 2011
Liquidity, Business Risks And Ability To Continue As A Going Concern [Abstract]
Liquidity, Business Risks And Ability To Continue As A Going Concern

2. Liquidity, Business Risks and Ability to Continue as a Going Concern

The Company's consolidated financial statements have been prepared assuming it will continue as a going concern. At December 31, 2011, the Company had approximately $1.5 million in cash and cash equivalents. Management believes that the current cash and cash equivalents will be sufficient to support our currently planned continuing operations through at least June of 2012. However, the Company's ability to continue as a going concern is largely dependent upon achieving a collaboration with a pharmaceutical partner or raising additional capital to advance its lead compounds, Dextofisopam, for the treatment of IBS, and Levotofisopam, for the treatment of Gout in 2012. The Company has in the past pursued various funding and financing options; however management believes that future funding or financing options will continue to be challenging because of the current environment.

The Company does not currently have the finances and resources to conduct large clinical trials for its most advanced compound, Dextofisopam and continues to seek a partner. Meanwhile, the Company is pursuing the development of Levotofisopam for the treatment of Gout and will incur clinical trial costs. The Company expects to have sufficient cash to fund the development of Levotofisopam through completion of a proof-of-concept Gout trial (the Gout trial) based on current estimates. During the first quarter of 2012, the Company expects to have more information on the probability of success of the Gout trial. The Company intends to partner Levotofisopam upon successful completion of this trial. Should this not occur, the Company will be unable to continue operations, including repayment of the outstanding convertible debenture, unless additional capital can be obtained.

As such, these factors raise substantial doubt as to the Company's ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

3. Significant Accounting Policies

Basis of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: Pharmos Ltd. and Vela Pharmaceuticals. All significant intercompany balances and transactions are eliminated in consolidation. Vela Acquisition Corp. is dormant and was used as the vehicle to acquire Vela Pharmaceuticals Inc. in October 2006. The Israel operations (Pharmos Ltd.), including research and development activities, ceased effective October 31, 2008 and the Company completed its voluntary liquidation in May 2010. Vela Pharmaceuticals Inc. was dissolved in August of 2011.

Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues, costs and expenses during the reporting period. The most significant estimates and assumptions related to stock based compensation, estimates of commitments and contingencies, and the tax valuation allowance. Actual results could differ from those estimates.

Net loss per common share

Basic and diluted net loss per common share was computed by dividing the net loss for the period by the weighted average number of shares of common stock issued and outstanding. In accordance with the requirements of FASB ASC Topic 260 covering earnings per share, potential shares of common stock have been excluded from the calculation of diluted net loss per common share, as their inclusion would be antidilutive.

The following table summarized the equivalent number of potential common shares assuming the related securities that were outstanding as of December 31, 2011 and 2010 had been converted.

	2011	2010
Stock options	4,459,312	3,460,499
Restricted stock	450,000	750,000
Convertible debenture	1,428,571	1,428,571
Warrants	18,000,000	18,000,000
Total potential dilutive securities not included in
loss per share	24,337,883	23,639,070

Cash and cash equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents primarily consist of US short term government obligations at December 31, 2011 and 2010.

Concentrations of Credit Risk

Financial instruments that subject the Company to credit risk primarily consist of cash and cash equivalents. The Company maintains its cash and cash equivalent balances with a high quality financial institution who invests the Company's funds in Government short-term instruments. Consequently the Company believes that such funds are subject to minimal credit risk.

Revenue recognition

The Company's policy with respect to license fees is to recognize revenue when all performance obligations are completed. The Company had no licensing revenue or product sales revenue during 2011 or 2010 and does not expect product sale revenues for the next few years and may never have such sales if products currently under development fail to be commercialized.

Grants

The costs and expenses of research and development activities are partially funded by grants the Company received. The grants are deducted from research and development expenses at the time such grants are received.

Research and development costs

All research and development costs are expensed when incurred. The Company accounts for reimbursements of research and development costs as a reduction of research and development expenses as the underlying expenses are incurred.

FASB ASC Topic 730 requires companies involved in research and development activities to capitalize non-refundable advance payments for goods and services pursuant to an executory contractual arrangement because the right to receive those services in the future represents a probable future economic benefit. Advance payments are capitalized until the goods have been delivered or the related services have been performed. At December 31, 2011 and 2010 there was $86,923 and $0, respectively, in capitalized advances.

Fixed assets

Fixed assets are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives. The Company uses the following estimated useful lives:

Laboratory, pilot plant and other equipment	7 years to 14 years
Office furniture and fixtures	3 years to 17 years
Computer equipment	3 years to 4 years
Vehicles	5 years to 7 years

Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated lives of the related assets. Maintenance and repairs are expensed as incurred.

Income taxes

The Company accounts for income taxes in accordance with the provisions of FASB ASC Topic 740. "Accounting for Income Taxes" ("ASC – Topic 740"). Under the asset and liability method of Topic 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities, if any, are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The Company follows the guidance of Financial Accounting Standards Board interpretation in ASC Topic 740 which covers, Accounting for Uncertainty in Income Taxes. This Interpretation prescribes a recognition threshold of more-likely-than-not to be sustained upon examination. Measurement of the tax uncertainty occurs if the recognition threshold has not been met. In the normal course of business, the Company is subject to examination by taxing authorities. At present, there are no ongoing audits or unresolved disputes with the various tax authorities that the Company files with. There were no uncertain tax positions at December 31, 2011 and 2010.

Fair value of financial instruments

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, accounts payable and accrued liabilities approximate fair value due to their short term maturities. See note for fair value of convertible debentures, due November 2012.

Equity based compensation

The Company follows the provisions of ASC Topic 718 on stock based compensation, whereby, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period of the entire award (generally the vesting period of the award). As of December 31, 2011, the total compensation costs related to non-vested awards not yet recognized is $203,045 which will be recognized over the next two years.

Options issued to non-employees other than directors are accounted for under the fair value method in accordance with ASC Topic 505-50 "Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods or Services." Under the fair value method, compensation cost is measured at the grant date of the option based on the value of the award using the Black-Scholes method. Compensation cost is periodically remeasured as the underlying options vest in accordance with ASC Topic 505-50 and is recognized over the service period.

Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, Fair Value Measurement (Topic 820). This ASU is intended to create consistency between U.S. GAAP and International Financial Reporting Standards on the definition of fair value and on the guidance on how to measure fair value and on what to disclose about fair value measurements. This ASU will be effective for financial statements issued for fiscal periods beginning after December 15, 2011, with early adoption prohibited for public entities. The Company is currently evaluating the impact ASU 2011-04 will have on its consolidated financial statements and disclosures

Convertible Debentures	12 Months Ended
Dec. 31, 2011
Convertible Debentures [Abstract]
Convertible Debentures

4. Convertible Debentures

On January 3, 2008, Pharmos Corporation completed a private placement of its 10% Convertible Debentures due November 2012. At the closing the Company issued $4,000,000 principal amount of the Debentures, at par, and received gross proceeds in the same amount. The purchasers consisted of certain existing investors in the Company, namely Venrock Associates (which is affiliated with Anthony B. Evnin), New Enterprise Associates (which is affiliated with Charles W. Newhall, III), Lloyd I. Miller, III and Robert F. Johnston.

The Debentures mature the earlier of November 1, 2012 or the sale of the Company. The Debentures, together with all accrued and unpaid interest thereon, may be repaid, without premium or penalty, commencing on November 1, 2011. Starting on November 1, 2009 (or earlier sale of the Company), any outstanding Debenture may be converted into common shares at the option of the holder. The conversion price is fixed equal to $0.70 per share. The Debentures bear interest at the rate of 10% per annum, payable semi-annually either in cash or common stock of the Company at the option of the Company, provided that an effective registration statement is in effect.

On April 21, 2009, Venrock Associates (which is affiliated with Anthony B. Evnin, a Director of the Company), New Enterprise Associates (which is affiliated with Charles W. Newhall, III, a Director of the Company) and Robert F. Johnston, the Company's Executive Chairman of the Board of Directors, agreed to convert the notes held by them, comprising an aggregate of $3,000,000 in principal amount, at a conversion price of $0.275 per share. An aggregate of 11,145,570 shares was issued upon conversion of the principal and accrued but unpaid interest on the debentures.

A registration statement covering the resale of the shares underlying the debenture held by Lloyd I. Miller, III, was declared effective in February 2011.

Acquisition Of Vela Pharmaceuticals, Inc.	12 Months Ended
Dec. 31, 2011
Acquisition Of Vela Pharmaceuticals, Inc. [Abstract]
Acquisition Of Vela Pharmaceuticals, Inc.

5. Acquisition of Vela Pharmaceuticals, Inc.

In 2006, the Company acquired Vela Pharmaceuticals, Inc. ("Vela"), which had a Phase II product candidate, Dextofisopam, in development to treat IBS. The Company has dedicated substantial resources to complete clinical development of this product candidate. The Vela acquisition also included additional compounds in preclinical and/or clinical development for neuropathic pain, inflammation and sexual dysfunction.

The Company issued 6.5 million shares of common stock and paid $6 million to Vela shareholders at closing. The Agreement also includes additional performance-based milestone payments to the Vela stockholders related to the development of Dextofisopam, aggregating up to an additional $5 million in cash and the issuance of up to an additional 9,250,000 shares of Pharmos common stock. None of the milestone conditions were met at December 31, 2010 and December 31, 2011 except for a $1.0 million milestone payment due upon the study's commencement which was paid in 2008.

The remaining milestones are as follows:

· $1 million cash: Final patient enrolled in Phase 2b trial (1)· $2 million + 2 million shares: NDA submission

· $2 million cash +2.25 million shares: FDA approval· 1 million shares: Approval to market in Europe or Japan

· 4 million shares: $100 million sales of Dextofisopam, when and if approved, in any 12-month period (1) The milestone was reached when the final patient was enrolled in the Dextofisopam Phase 2b trial and was recognized in the first quarter of 2009 as all probability criteria were met. The milestone had two components, a cash portion of $1,000,000 and a share portion of 2,000,000 shares valued at $180,000. The total charge in the first quarter was $1,180,000. The shares were issued in November 2009 under the terms of the Amendment #3 to the agreement and plan of merger. Under that amendment, the payment of the cash portion was deferred until such time as 1) the Company successfully entered into a strategic collaboration or licensing agreement with a third party for the development of Dextofisopam resulting in an upfront cash fee of at least $10 million, and 2) payment of the cash milestone would still leave the Company with one year's operating cash.

The results of the Phase 2b trial were announced in September 2009 and reported that while there was clearly drug activity, the trial did not achieve its primary endpoint. The cash portion that was expensed in Q1 2009 was reversed in Q4 2009 since it is not deemed probable that the amended terms would be achieved. Since the trial results were not successful, no other milestones have been achieved.

Fixed Assets	12 Months Ended
Dec. 31, 2011
Fixed Assets [Abstract]
Fixed Assets

6. Fixed Assets

Fixed assets consist of the following:

	December 31,
	2011	2010
Leasehold improvements	$158,023	$158,023
Office furniture and fixtures	87,229	87,229
Computer equipment	241,924	240,324
	487,176	485,576
Less - Accumulated depreciation	(482,683)	(479,963)
Fixed Assets, net	$4,493	$5,613

Depreciation of fixed assets was $2,720 and $1,551 in 2011 and 2010, respectively.

Grants For Research And Development	12 Months Ended
Dec. 31, 2011
Grants For Research And Development [Abstract]
Grants For Research And Development

7. Grants for Research and Development

Previously the Company operated a facility in Israel, grants were received from the Office of the Chief Scientist in Israel. The Company did not receive any grants since 2007 and with the closure of the Israel location, will not be eligible for further grants.

The agreements with agencies of the State of Israel place certain legal restrictions on the transfer of the technology and manufacture of resulting products outside Israel. The Company will be required to pay royalties, at rates ranging from 3% to 5%, to such agencies from the sale of products, if any, developed as a result of the research activities carried out with the grant funds up to the amount received and interest.

As of December 31, 2011, the total amounts received under such grants amounted to $17,897,830. Aggregate future royalty payments related to sales of products developed, if any, as a result of these grants are limited to $16,408,890, exclusive of interest, based on grants received through December 31, 2011.

The Company closed its operations in Israel effective October 31, 2008 and has subsequently reconciled and repaid a grant in 2009 that was overpaid. All obligations of the Company have been settled except the requirement to pay royalties should any of the related technologies be licensed out and further developed.

The Company applied for a cash grant under the Federal Qualifying Therapeutic Discovery Project, which was provided under new section 48D of the Internal Revenue Service, as enacted as part of the Patient Protection and Affordable Care Act of 2010. In December of 2010 the Company received $244,479 under this program.

Shareholders Equity Transactions	12 Months Ended
Dec. 31, 2011
Shareholders Equity Transactions [Abstract]
Shareholders Equity Transactions

8. Shareholders Equity Transactions

2011 Transactions

In the first quarter of 2011, the Company elected to pay the interest on its 10% Convertible Debentures for the sixth interest payment date, January 15, 2011, in common stock to the remaining debenture holder. The dollar amount of interest incurred from July 15, 2010 to January 15, 2011 to be paid in stock amounted to $50,000 which, converted at $0.34 per share, resulted in an aggregate of 147,059 shares issued to the debenture holder.

In the third quarter of 2011, the Company elected to pay the interest on its 10% Convertible Debentures for the seventh interest payment date, July 15, 2011, in common stock to the remaining debenture holder. The dollar amount of interest incurred from January 15, 2011 to July 15, 2011 to be paid in stock amounted to $50,000 which, converted at $0.34 per share, resulted in an aggregate of 147,059 shares issued to the debenture holder.

The interest conversion rate is defined as the greater of (i) the average of the five closing prices immediately prior to the applicable interest payment date, (ii) the closing price on the date of a second closing (which did not occur), and (iii) the closing price on the date of the first closing (which was $0.34).

As of December 31, 2011, the Company had reserved 4,459,312 common stock shares for outstanding stock options.

2010 Transactions

In the first quarter of 2010, the Company elected to pay the interest on its 10% Convertible Debentures due November 2012 incurred through the fourth interest payment date, January 15, 2010, in common stock to the remaining debenture holder. The dollar amount of interest incurred from July 15, 2009 to January 15, 2010 to be paid in stock amounted to $50,000 which, converted at $0.34 per share, resulted in an aggregate of 147,059 shares issued to the debenture holder.

In the third quarter of 2010, the Company elected to pay the interest on its 10% Convertible Debentures due November 2012 incurred through the fifth interest payment date, July 15, 2010, in common stock to the remaining debenture holder. The dollar amount of interest incurred from January 15, 2010 to July 15, 2010 to be paid in stock amounted to $50,000 which, converted at $0.34 per share, resulted in an aggregate of 147,059 shares issued to the debenture holder.

On September 3, 2010, Steven Leventer Ph.D., board member, was awarded 350,000 shares of non-qualified stock options. One-third of the options shall be exercisable as of the date hereof, one-third of the options shall be exercisable as of the first anniversary of the date hereof and one-third of the options shall be exercisable as of the second anniversary of the date hereof.

Subsequent Event

In the first quarter of 2012, the Company elected to pay the interest on its 10% Convertible Debentures for the eighth interest payment date, January 15, 2012, in common stock to the remaining debenture holder. The dollar amount of interest incurred from July 15, 2011 to January 15, 2012 to be paid in stock amounted to $50,000 which, converted at $0.34 per share, resulted in an aggregate of 147,059 shares issued to the debenture holder.

Warrants	12 Months Ended
Dec. 31, 2011
Warrants [Abstract]
Warrants

9. Warrants

On April 21, 2009, the Company completed a private placement of 18,000,000 common shares and 18,000,000 warrants. The exercise price of the warrants, which have a five-year term, is $0.12 per share. No warrants have been exercised as of December 31, 2011 and 2010. The warrants have not been registered for resale.

Stock Option Plans	12 Months Ended
Dec. 31, 2011
Stock Option Plans [Abstract]
Stock Option Plans

10. Stock Option Plans

The Company's shareholders have approved incentive stock option plans for officers and employees. The Company's shareholders have approved nonqualified stock options for key employees, directors and certain non-employee consultants. Options granted are generally exercisable over a specified period, not less than one year from the date of grant, generally expire ten years from the date of grant and vest evenly over four years.

A summary of the various established stock options plans are as follows:

2000 Plan. The 2000 Plan is administered by a committee appointed by the Board of Directors (the "Compensation Committee"). The Compensation Committee will designate the persons to receive options, the number of shares subject to the options and the terms of the options, including the option price and the duration of each option, subject to certain limitations.

The maximum number of shares of Common Stock available for issuance under the 2000 Plan is 4,700,000 shares, as amended. The Plan is subject to adjustment in the event of stock splits, stock dividends, mergers, consolidations and the like. Common Stock subject to options granted under the 2000 Plan that expire or terminate will again be available for options to be issued under the Plan.

2009 Incentive Compensation Plan. The 2009 Plan approved at the annual meeting of shareholders held on July 28, 2009 is administered by the Compensation Committee, which is authorized to select eligible persons to receive awards, determine the type, number and other terms and conditions of, and all other matters relating to, awards and prescribe award agreements. The total number of shares of common stock reserved and available for delivery under the 2009 Plan is 8,000,000 shares. The foregoing limit shall be increased by the number of shares of common stock with respect to which awards previously granted under the 2009 Plan are forfeited, expire or otherwise terminate without issuance of shares, or that are settled for cash or otherwise do not result in the issuance of shares, and the number of shares that are tendered (either actually or by attestation) or withheld upon exercise of an award to pay the exercise price or any tax withholding requirements.

All stock option grants during 2011 were made from the Pharmos Corporation 2009 Incentive Compensation Plan.

The following table summarizes activity in stock options approved by the Company's Board of Directors:

		Weighted
		Average
		Exercise
	Option	Price

Options Outstanding at 12/31/09	3,647,155	$2.29

Granted	490,000	$0.11
Cancelled	(676,656)	$3.09
Options Outstanding at 12/31/10	3,460,499	$1.82

Granted	1,290,000	$0.09

Cancelled	(291,187)	$1.28
Options Outstanding at 12/31/11	4,459,312	$1.35
Options exercisable at 12/31/11	2,984,622	$1.97
Options exercisable at 12/31/10	2,594,198	$2.35

Additional information with respect to the outstanding stock options as of December 31, 2011 is as follows:

		Options Outstanding		Options Exercisable

		Weighted			Weighted
		Average	Weighted		Average
Range of Exercise		Remaining	Average	Options	Exercise
Prices	Options	Contractual Life	Exercise Price	Exercisable	Price
$0.05 - $0.39	3,105,000	8.1 years	$0.17	1,630,310	$0.23
$1.46 - $2.01		5.0 years
	323,000		$1.81	323,000	$1.81
$2.15 - $3.95		3.9 years
	812,500		$2.37	812,500	$2.37
$5.10 - $8.75	57,812	1.1 years	$5.10	57,812	$5.10
$9.38 - $21.20	161,000	1.6 years	$16.73	161,000	$16.73
	4,459,312	6.8 years	$1.35	2,984,622	$1.97

Fair value of options:

The fair value of each option grant was estimated on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions:

	2011	2010
Risk-free interest rate	0.91-2.11%	1.41-2.48%
Expected lives (in years)	4.4	5.2
Dividend yield	0%	0%
Expected volatility	109 -130%	118 -120%
Fair value	$0.07	$0.09

Expected Volatility. The Company calculates the expected volatility of its stock options using historical volatility of weekly stock prices.

Expected Term. The expected term is based on historical observations of employee exercise patterns during the Company's history.

Risk-Free Interest Rate. The interest rate used in valuing awards is based on the yield at the time of grant of a U.S. Treasury security with an equivalent remaining term.

Dividend Yield. The Company has never paid cash dividends, and does not currently intend to pay cash dividends, and thus has assumed a 0% dividend yield.

Pre-Vesting Forfeitures. Estimates of pre-vesting option forfeitures are based on Company experience. The Company will adjust its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of compensation expense to be recognized in future periods.

During the years ended December 31, 2011 and 2010, employees, consultants and outside directors of the Company were granted stock options in the amount of 1,290,000 or a fair value of $88,441 and 490,000 or a fair value of $43,246, respectively. The fair value of options that vested during the years ended December 31, 2011 and 2010, without considering forfeitures, was $94,386 and $129,833, respectively.

Total compensation cost related to non-vested awards is approximately $203,000 which will be recognized over a weighted average exercise period of two years.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

11. Income Taxes

For 2011 and 2010, the Company has not recorded a tax benefit on the operating losses generated by its U.S operation. After an assessment of all available evidence, including historical and forecasted operating results, management has concluded that realization of the Company's net operating loss carryforwards ("NOLs") and research tax credits, which includes Vela's historical NOLs and research tax credits generated through the acquisition date and other deferred tax assets could not be considered more likely than not. The decrease in the valuation allowance for the year ended December 31, 2011 relates to a reduction in deferred tax assets due to the expiration of Federal and State NOLs and tax credits (approximately $1,000,000), the liquidation of a subsidiary with New Jersey net operating losses (approximately $2,500,000) and other reductions; such decreases were partially offset by the current year net operating losses.

For 2011 and 2010, the Company's recorded tax benefit differs from the benefit calculated by applying the statutory U.S. Federal income tax rate due to the valuation allowances established on deferred tax assets in those periods and non-deductible charges.

At December 31, 2011 and 2010, the Company's deferred tax assets are comprised of the following:

	2011	2010
Domestic NOLs	$69,172,000	$72,029,000
Research and Development Credit
Carryforwards	6,728,000	6,932,000
Accrued expenses, compensation and other	312,000	406,000
Net Deferred Tax Assets	76,212,000	79,367,000
Valuation allowance	(76,212,000)	(79,367,000)
	$-	$-

At December 31, 2011 the Company had net operating losses of approximately $201 million and $12 million for U.S and New Jersey tax return purposes, respectively. Of these amounts, approximately $60 million and $0 million, respectively, relate to Vela's (liquidated in 2011) results of operations prior to the acquisition. There were no net operating losses for Israel tax return purposes at December 31, 2011 and 2010, as the Company has completed a voluntary liquidation of its operations in Israel. As a result of previous business combinations and changes in its ownership, there is a substantial amount of U.S. NOLs that may be subject to annual limitations on utilization. The remaining U.S. NOLs begin to expire in 2017 and continue to expire through 2031. In addition, research and development credit carryforwards approximated $6,300,000 (U. S.) and $600,000 (NJ) at December 31, 2011. U.S. research and development credit carryforwards begin to expire in 2017 and continue to expire through 2031.

At December 31, 2011 the Company had 2010, 2009 and 2008 tax returns that remain open and subject to audit.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

12. Commitments and Contingencies

Leases

The Company leases an office facility in New Jersey, which calls for base rentals, payment of certain building maintenance costs (where applicable) and future increases based on the consumer price indices.

At December 31, 2011, the only commitment for the Company is a short term office space lease that expires on December 31, 2012 in the amount of $26,430.

Rent expense during 2011 and 2010 amounted to $25,548 and $81,329, respectively.

Convertible Debenture

The Company has a convertible debenture of $1 million which will mature the earlier of November 1, 2012 or the sale of the Company. This is a short term obligation.

Convertible Debenture Interest

The Company elected to pay interest for the convertible debenture in common stock. The interest remaining is $83,333 and is also short term.

Duke Clinical Research Unit of Duke University

The Company has initiated a proof-of-concept clinical trial in the US in Gout patients using Levotofisopam at the Duke Clinical Research Unit of Duke University. The costs remaining are $394,640 which are of a short term nature and would not be payable should the Company stop the clinical trial.

Consulting contracts and employment agreements

In the normal course of business, the Company enters into annual employment and consulting contracts with various employees and consultants.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

13. Fair Value Measurements

The Company has estimated the fair value of the $1,000,000 outstanding convertible debenture due November 1, 2012 to be approximately $766,000 at December 31, 2011. In determining the fair value the Company used level 3 inputs (unobservable) discount rate of 33%. Management used a discount rate they believe was most relevant given the business risks described in Note 2 of the financial statements and because they have been unable to raise third party financing during the past several years.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

14. Employee Benefit Plans

The Company has a 401-K defined contribution profit-sharing plan covering its U.S. employees. Contributions to the plan are based on employer contributions as determined by the Company and allowable discretionary contributions, as determined by the Company's Board of Directors, subject to certain limitations. Contributions by the Company to this plan amounted to $9,977 and $11,538 in 2011 and 2010, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

15. Related Party Transactions

The Company has a consulting agreement with PharmNet, a Contract Research Organization for the use of consulting time provided by Steven Leventer Ph.D who is Vice President and General Manager of the Neuroscience division at Pharmanet. Dr. Leventer is a member of the Pharmos Board of Directors and serves on its Audit Committee. During 2011 and 2010 the Company paid fees to Pharmanet of $7,350 and $20,000 respectively. The consulting agreement expires in June of 2012 and is renewable.